Prepayment for Property and Equipment (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule Of Prepayment For Property And Equipment [Line Items]
Prepayment for property and equipment	$ 4,111,719
Impairment loss
AI Equipment [Member]
Schedule Of Prepayment For Property And Equipment [Line Items]
Impairment loss
Blue Cedarwood Ltd [Member]
Schedule Of Prepayment For Property And Equipment [Line Items]
Prepayment for property and equipment	$ 4,100,000